SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS (Details)	Dec. 31, 2025 USD ($) Well bbl
Planned PUD wells | Well	18
Future wells costs | $	$ 32,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	2,917,602
Total net PUD added | bbl	2,382,592
Year One [Member]
Planned PUD wells | Well	2
Future wells costs | $	$ 4,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	397,895
Total net PUD added | bbl	310,232
Year Two [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 8,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	739,504
Total net PUD added | bbl	603,899
Year Three [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 8,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	722,315
Total net PUD added | bbl	589,862
Year Four [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	560,528
Total net PUD added | bbl	457,742
Year Five [Member]
Planned PUD wells | Well	4
Future wells costs | $	$ 6,000,000	[1]
Costs already paid | $
Total gross PUD added | bbl	515,360
Total net PUD added | bbl	420,857

[1]	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.